STOCKHOLDERS' DEFICIT	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' DEFICIT
3.	STOCKHOLDERS’ EQUITY

Common and Preferred Stock

At the Company’s annual stockholders meeting held on October 28, 2015, (“2015 Stockholders Meeting”) stockholders approved an amendment to the Company’s Certificate of Incorporation (the “Charter”) to increase the number of shares of Common Stock authorized for issuance from 180,000,000 to 500,000,000 shares.

Also at the Company’s 2015 Stockholder Meeting, its stockholders approved an amendment to the Charter for the purposes of effecting a reverse Common Stock-split at a later time and at any time until the next meeting of the Company’s stockholders which are entitled to vote on such actions, by a ratio of not less than 1-for-10 and not more than 1-for-200, and to authorize the Board of Directors (“Board”) to determine, at its discretion, the timing of the amendment and the specific ratio of the reverse stock-split. On August 24, 2016, the Board approved a 1-for-200 reverse stock-split which was effected on September 21, 2016.

On September 20, 2016, the Company announced that on September 21, 2016 it had filed a Certificate of Amendment to its Charter (the “Amendment”) to (i) effect a 1-for-200 reverse stock-split (“reverse split”) of its Common Stock, effective at 8:00 a.m. Eastern Time on September 21, 2016 (the “Effective Time”). Because the Amendment did not reduce the number of authorized shares of Common Stock, the effect of the Amendment was to increase the number of shares of Common Stock available for issuance relative to the number of shares issued and outstanding.

At the Effective Time, immediately and without further action by the Company’s stockholders, every 200 shares of the Company’s Common Stock issued and outstanding immediately prior to the Effective Time were automatically combined into one share of Common Stock. In the event the reverse split left a stockholder with a fraction of a share, the number of shares due to that stockholder was rounded up. Further, any options, warrants and rights outstanding as of the Effective Time that were subject to adjustment were adjusted in accordance with the terms thereof. These adjustments included, without limitation, changes to the number of shares of Common Stock that would be obtained upon exercise or conversion of such securities, and changes to the applicable exercise or purchase price.

As of March 31, 2017, the Company is authorized to issue 515,000,000 shares of stock, of which 500,000,000 are Common Stock; the remaining 15,000,000 shares, with a par value of $0.001 per shares are blank-check preferred stock which the Board is expressly authorized to issue without stockholder approval, for one or more series of preferred stock and, with respect to each such series, to fix the number of shares constituting such series and the designation of such series, the voting powers, if any, of the shares of such series, and the preferences and relative, participating, optional or other special rights, if any, and any qualifications, limitations or restrictions thereof, of the shares of such series. The powers, preferences and relative, participating, optional and other special rights of each series of preferred stock, and the qualifications, limitations or restrictions thereof, if any, may differ from those of any and all other series at any time outstanding.

As of March 31, 2017, 2,528,061 shares of Common Stock were issued and outstanding. No shares of preferred stock were issued or outstanding.

On January 15, 2016, the Company engaged Dian Griesel International (DGI) for a 12 month long consulting agreement to provide public and investor relations services. The fee for the services was $5,000 per month, plus out-of-pocket expenses. As an origination fee for the agreement, the Board approved the issuance of 1,500 shares of common stock to Ms. Griesel on January 15, 2016. The aggregate value of these shares on the date of grant was $6,900. The agreement with DGI was cancelled in May, 2016.

On April 5, 2016, the Board granted shares of Common Stock to Board members as follows: 5,000 shares to our Chairman, Dr. Smith, 2,500 shares to the Chairman of our Audit Committee, Mr. Harris and 1,250 shares to each of our remaining directors, Messrs. Pappajohn, Follman, McAdoo, Sassine and Votruba. Mr. Votruba’s shares are assigned to RSJ Investments SICAV a.s. (formerly RSJ Private Equity investiční fond s proměnným základním kapitálem) ("RSJ") RSJ PE, where Mr. Votruba is Director for Life Sciences for the RSJ/Gradus Fund. These shares, which are fully vested, were valued at $5.10 per share, the closing price of the shares on the day of grant, and were valued in aggregate at $70,100.

 Also on April 5, 2016, the Board granted 5,000 shares of Common Stock to each of the two officers of the Company, George Carpenter, CEO and Paul Buck, its former CFO. The shares vest as follows: 50% vested on the date of grant and the remaining 50% vest pro rata over twelve months starting on the date of grant. These shares were valued at $5.10 per share, the closing price of the shares on the date of grant, and were valued in aggregate at $51,000. 50% of the value was expensed on the date of grant and remaining 50%, $25,500, was booked as a prepaid expense and is being amortized evenly over the twelve month vesting period. At March 31, 2017 the prepaid is fully amortized.

On January 18, 2017, the Company engaged Consulting for Strategic Growth 1, Ltd (“CSG”) for a 6-month long consulting agreement to provide investor relations services. The monthly fee for the services was comprised of $4,000, reimbursement for out-of-pocket expenses, and an aggregate of 2,500 shares of Common Stock. On March 15, 2017, the contract with CSG was amended to waive two months of consulting fees, and to cap at the total number of shares of Common Stock payable thereunder at 10,000. The aggregate value of shares issued to CSG on the grant dates of January 18, 2017 and March 15, 2017 were 7,500 and 2,500 shares valued at $9.00 and $7.60 per share for a total of $67,500 and $19,000 respectively.

Conversion of Notes and Cancellation of Warrants

On September 19, 2016, the Company entered into the Second Omnibus Amendment (the "Second Omnibus Amendment"), with a majority of over 80% of the holders of certain convertible notes issued between September 2014 and August 2016 in aggregate principal amount of $6,000,000 (the “Notes”), thereby amending: (i) the Notes, (ii) that certain second amended and restated note and warrant purchase agreement dated as of December 23, 2015, as thereafter amended and (iii) the warrants ("Warrants") issued in connection with the Notes. Pursuant to the Second Omnibus Amendment, the Company had the option, exercisable at any time after September 1, 2016, to mandatorily convert all Notes into shares of the Company's common stock at $5.00 per share. The Company exercised its mandatory conversion right on September 19, 2016 and, on September 21, 2016, (i) converted the entire outstanding $6,000,000 principal balance of the Notes, plus accrued interest of $317,000 thereon, into an aggregate of 1,263,406 shares of the Company's common stock at a conversion price of $5.00 per share, and (ii) cancelled all Warrants (for details refer to Note 3. The Convertible Debt and Equity Financing of Form 10-K filed with the SEC on December 22, 2016).

Private Placement of Common Stock

On November 30, 2016, the Company sold and issued an aggregate of 160,000 shares of its Common Stock, at a per share price of $6.25, in a private placement to six accredited investors, for which it received gross cash proceeds to the Company of $1,000,000. Three of the six accredited investors are affiliates of the Company, and represented 50% of the cash proceeds as follows: Dr. Robin Smith, our Chairman of the Board purchased 16,000 shares for $100,000; John Pappajohn, a member of the Board, purchased 32,000 shares for $200,000; and the Tierney Family Trust, of which our Board member, Thomas Tierney is a trustee, purchased 32,000 shares for $200,000.

On December 21, 2016, the Company sold and issued an additional 48,000 shares of its Common Stock, at a per share price of $6.25, in a private placement to four accredited investors, for which it received gross cash proceeds to the Company of $300,000.

On December 29, 2016, the Company sold and issued an additional 32,000 shares of its Common Stock, at a per share price of $6.25, in a private placement to two accredited investors, resulting in gross cash proceeds to the Company of $200,000, in which one investor, John Pappajohn, a member of the Board, purchased 16,000 shares for $100,000.

From February 10, 2017 through March 21, 2017, the Company sold and issued an additional 237,000 shares of its Common Stock, at a per share price of $6.25, in private placements to four affiliated and accredited investors, resulting in gross cash proceeds to the Company of $1,481,250. The affiliated investors were as follows: RSJ, purchased 160,000 shares for $1,000,000; John Pappajohn, a member of the Board, purchased 72,000 shares for $450,000; Geoffrey Harris is a member of the Board purchased 5,000 shares for $31,250. RSJ is a greater than 10% stockholder of the Company and Michal Votruba, who serves as a Director for Life Sciences at the RSJ/Gradus Fund, has served as a member of our Board since July 30, 2015. The subscription agreement between the Company and RSJ provided for the grant to RSJ by the Company of a right of first refusal through June 30, 2018, to license or to have distribution rights in Europe with respect to any of the Company’s technology and/or intellectual property.

These private placements were made pursuant to an exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”), and Regulation D thereunder.

The Aspire Capital Equity Line of Credit

On December 6, 2016, the Company, entered into a common stock Purchase agreement (the “Purchase Agreement”) with Aspire Capital Fund, LLC (“Aspire Capital”) which provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $10.0 million of shares of the Company’s common stock over the 30-month term of the Purchase Agreement. In consideration for entering into the Purchase Agreement, concurrently with the execution of the Purchase Agreement, the Company issued to Aspire Capital 80,000 shares of the Company’s common stock. See Note 1, Nature of Operations—“Aspire Capital Equity Line”, for additional detail.

On February 23, 2017, pursuant to a purchase notice issued by the Company to Aspire Capital pursuant to the Purchase Agreement, Aspire Capital purchased 20,000 shares of Common Stock, at a per share price of $7.25, resulting in gross cash proceeds to the Company of $145,000.

The issuance of shares of common stock that may be issued from time to time to Aspire Capital under the Purchase Agreement are exempt from registration under the Securities Act, pursuant to the exemption for transactions by an issuer not involving any public offering under Section 4(a)(2) of the Securities Act.

Stock-Option Plans

2006 Stock Incentive Plan

On August 3, 2006, CNS California adopted the CNS California 2006 Stock Incentive Plan (the “2006 Plan”). The 2006 Plan provides for the issuance of awards in the form of restricted shares, stock options (which may constitute incentive stock options (ISO) or non-statutory stock options (NSO), stock appreciation rights and stock unit grants to eligible employees, directors and consultants and is administered by the Board. A total of 3,339 shares of stock were ultimately reserved for issuance under the 2006 Plan. As of March 31, 2017, there were 2,199 options shares outstanding under the amended 2006 Plan with a residual 754 shares which will not be issued as the 2006 Plan t. The outstanding options have exercise prices to purchase shares of Common Stock ranging from $2,400 to $6,540 with an average exercise price of $4,090.

2012 Omnibus Incentive Compensation Plan

On March 22, 2012, our Board approved the MYnd Analytics, Inc. 2012 Omnibus Incentive Compensation Plan (the “2012 Plan”), reserved 1,667 shares of stock for issuance and on December 10, 2012, the Board approved the amendment of the 2012 Plan to increase the shares authorized for issuance from 1,667 shares to 27,500 shares. On March 26, 2013, the Board further approved the amendment of the 2012 Plan to increase the shares authorized for issuance from 27,500 shares to 75,000 shares. The 2012 Plan, as amended, was approved by our stockholders at the 2013 annual meeting held on May 23, 2013.

On April 5, 2016, the Board approved a further amendment of the 2012 Plan to increase the Common Stock authorized for issuance from 75,000 shares to 200,000 shares.

On April 5, 2016, the Board granted options to purchase 7,250 shares of Common Stock under the 2012 Plan to staff members and options to purchase 1,000 shares of Common Stock to our consultant, DCA. These options vest pro-rata over 12 months starting on the date of grant and have an exercise price of $5.10 per share, which was the closing price on the OTC.QB of the Company’s Common Stock on the date of grant.

On September 22, 2016 the Board amended the 2012 Plan to: (i) increase the total number of shares of Common Stock available for grant under the 2012 Plan from 200,000 shares to an aggregate of 500,000 shares, (ii) add an "evergreen" provision which, on January 1st of each year through 2022, automatically increases the number of shares subject to the 2012 Plan by the lesser of: (a) a number equal to 10% of the shares of Common Stock authorized under the 2012 Plan as of the preceding December 31st, or (b) an amount, or no amount, as determined by the Board, but in no event may the number of shares of Common Stock authorized under the 2012 Plan exceed 885,781 and (iii) increase the annual individual award limits under the 2012 Plan to 100,000 shares of Common Stock, subject to adjustment in accordance with the 2012 Plan. These amendments to the 2012 Plan were approved by our stockholders at the Annual Meeting held on November 1, 2016.

On September 22, 2016, the Board granted options to purchase 144,000 shares of Common Stock under the 2012 Plan at an exercise price of $6.00 to certain directors and officers as follows:

•     our Chairman Dr. Smith was granted options to purchase 40,000 shares of Common Stock a portion of which vest in accordance with the satisfaction of certain performance criteria;

•     our CEO, George Carpenter, was granted options to purchase 32,000 shares of Common Stock some of which vested as follows: (a) 25% vested on the date of grant, (b) 25% vested on the date that we received CNS approval to bill Medicare, (c) 25% vested upon signing a multi-practitioner group to use our PEER technology, and (d) 25% will vest upon signing a healthcare system to use our PEER technology;

•     our former CFO, Paul Buck, was granted options to purchase 32,000 shares of Common Stock some of which vested as follows: (a) 25% vested on the date of grant, (b) 25% vested on the date that we received CNS approval to bill Medicare, (c) 25% will vest upon signing a healthcare system to use our PEER technology and (d) 25% will vest upon up-listing to an exchange in 1 year;

•     two of our outgoing directors, Mr. McAdoo and Mr. Sassine, were each granted 20,000 fully vested options to purchase Common Stock, these options have an exercised period of 12 months from the date of issuance.

On September 22, 2016, pursuant to the 2012 Plan, the Board granted shares of Common Stock to Board members as follows: 40,000 shares to our Chairman, Dr. Smith, and 20,000 shares to each of our directors, Messrs. Pappajohn, Follman, Harris and Votruba. Mr. Votruba’s shares are assigned to RSJ. These shares, which are fully vested, were valued at $6.00 per share, the closing price of the shares on the day of grant, and were valued in aggregate at $720,000. Our outgoing directors, Mr. McAdoo and Mr. Sassine were offered stock, however, elected to each receive 20,000 fully vested options to purchase shares of Common Stock.

On September 29, 2016, pursuant to the 2012 Plan, the Board granted 20,000 fully vested shares of Common Stock to Thomas Tierney who rejoined the Board. These shares were valued at $6.00 per share, the closing price of the shares on the day of grant, and were valued in aggregate at $120,000.

The stock grants on September 22 and 29, 2016, which combined are valued in aggregate at $840,000 are being amortized over the 12-month period that directors are anticipated to serve until the next annual meeting. For the six-months ended March 31, 2017, $490,000, representing seven months of amortization, had been expensed leaving $350,000 as a prepaid expense.

On October 2, 2016, the Compensation Committee of the Board granted options to purchase 102,000 shares of the Company’s Common Stock under the 2012 Plan to staff members. These options vest pro-rata over 12 months starting on the date of grant. The grants of options to staff are valued $6.00 per share, which was the closing price on the OTC.QB of the Company’s Common Stock on the date of grant.

On February 16, 2017, the Compensation Committee of the Board granted options to purchase 5,000 shares of the Company’s Common Stock under the 2012 Plan to a staff member. These options vest pro-rata over 36 months starting on the date of grant. The grants of options to staff are valued $7.25 per share, which was the closing price on the OTC.QB of the Company’s Common Stock on the date of grant.

On March 31, 2017, the Compensation Committee of the Board granted options to our Chief Financial Officer Mr. D’Ambrosio to purchase 18,000 shares of the Company's common stock at an exercise price of $5.90 per share, which was the closing price on the OTC.QB of the Company’s Common Stock on the date of grant, with: (i) the option to purchase 15,000 shares vesting in equal monthly installments over 36 months from March 31, 2017, and (ii) the option to purchase 3,000 shares vesting upon the Company's successful listing of its common stock on a national securities exchange.

As of March 31, 2017, options to purchase 345,896 shares of Common Stock were outstanding under the 2012 Plan with exercise prices ranging from $5.10 to $600, with a weighted average exercise price of $8.94. Additionally, 143,750 restricted shares of Common Stock have been issued under the 2012 Plan, leaving 60,354 shares of Common Stock available to be awarded. Per the abovementioned “evergreen” provision, an additional 50,000 shares were automatically allocated for distribution under the 2012 Plan as of January 1, 2017.

Stock-based compensation expenses are generally recognized over the employees’ or service provider’s requisite service period, generally the vesting period of the award. Stock-based compensation expense included in the accompanying statements of operations for the year ended March 31, 2017 and 2016 is as follows:

	For the three months ended March 31
	2017	2016
Research	$2,200	$10,400
Product Development	93,000	7,700
Sales and marketing	24,400	14,900
General and administrative	62,100	7,200
Total	$181,700	$40,200

	For the six months ended March 31
	2017	2016
Research	$8,700	$20,800
Product Development	190,400	16,800
Sales and marketing	46,900	14,900
General and administrative	216,700	18,400
Total	$462,700	$70,900

Total unrecognized compensation as of March 31, 2017 amounted to $466,200.

A summary of stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at September 30, 2016	223,120	$50.98
Granted	102,000	6.00
Exercised	-	-
Forfeited	(25)	1,800.00
Outstanding at December 31, 2016	325,095	$36.74
Granted	23,000	6.19
Exercised	-	-
Forfeited	-	-
Outstanding at March 31, 2017	348,095	$34.72

Following is a summary of the status of options outstanding at March 31, 2017:

Exercise Price ($)	Number of Shares	Expiration Date	Weighted Average Exercise Price ($)
2012 Omnibus Incentive Compensation Plan
$5.10	8,250	04/2026	$5.10
5.90	18,000	03/2027	5.90
6.00	246,000	09/2026 – 10/2026	6.00
7.25	5,000	02/2017	7.25
11.00	8,750	08/2025	11.00
9.44	43,978	12/2022 – 01/2023	9.44
50.00	13,577	03/2023 – 01/2025	50.00
52.00	2,125	07/2024	52.00
600.00	216	03/2022	600.00
Total 2012 Plan	345,896		$8.94

2006 Stock Incentive Plan
$2,400.00	144	03/2019 – 07/2020	$2,400.00
2,820.00	51	03/2021	2,820.00
3,060.00	7	09/2018	3,060.00
3,300.00	1,325	03/2020	3,300.00
4,800.00	24	12/2017	4,800.00
5,340.00	162	09/2017	5,340.00
5,760.00	61	04/2018	5,760.00
6,540.00	425	08/2017	6,540.00
Total 2006 Plan	2,199		$4,090.26
Total options outstanding	348,095	Average	$34.72

Warrants to Purchase Common Stock

The warrant activity for the period starting October 1, 2016, through March 31, 2017, is described as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at September 30, 2016	7,160	$50.41
Granted	-	-
Exercised	-	-
Expired	(14)	200.00
Forfeited	-	-
Outstanding at December 31, 2016	7,146	$50.12
Granted	-	-
Exercised	-	-
Expired	(251)	103.78
Forfeited	-	-
Outstanding at March 31, 2017	6,895	$48.17

Following is a summary of the status of warrants outstanding at March 31, 2017:

Exercise Price		Number of Shares		Expiration Date	Weighted Average Exercise Price
	$9.44	191		03/2018	$9.44
	10.00	4,000	(1)	06/2021	10.00
	50.00	1,000		07/2017	50.00
	55.00	1,620		06/2018 – 03/2019	55.00
	1,800.00	84		07/2017	1,800.00
$	Total	6,895			$48.17

(1)     On June 10, 2016, we issued two warrants, pursuant to a Finder’s Fee Agreement with Maxim Group LLC, to purchase in aggregate 4,000 shares of Common Stock following the introduction of an accredited investor who entered into a Second Amended Note and Warrant Purchase Agreement in the principal amount of $200,000. Each warrant is exercisable, in whole or in part, during the period beginning on the date of its issuance, and ending on the earlier of (i) December 31, 2020 and (ii) the date that is forty-five (45) days following the date on which the daily closing price of shares of the Company's Common Stock quoted on the OTCQB Venture Marketplace (or other bulletin board or exchange on which the Company's Common Stock is traded or listed) exceeds $50.00 for at least ten (10) consecutive trading days. Pursuant to the Finder’s Fee Agreement, Maxim was also paid $20,000 cash for their efforts.

At March 31, 2017, there were warrants outstanding to purchase 6,895 shares of the Company’s Common Stock. The exercise prices of the outstanding warrants range from $9.44 to $1,800 with a weighted average exercise price of $48.17. The warrants expire at various times starting 2017 through 2021.

5.	STOCKHOLDERS’ DEFICIT

Common and Preferred Stock

At the Company’s annual stockholders meeting held on October 28, 2015, (“2015 Stockholders Meeting”) stockholders approved to amend the Company’s Articles of Incorporation to increase the number of shares of Common Stock authorized for issuance from 180,000,000 to 500,000,000 shares.

Also at our 2015 Stockholder Meeting, our stockholders approved an amendment to amend the Company’s Charter for the purposes of effecting a reverse stock-split of our Common Stock at a later time and at any time until the next meeting of the Company’s stockholders which are entitled to vote on such actions, by a ratio of not less than 1-for-10 and not more than 1-for-200, and to authorize the Board of Directors (“Board”) to determine, at its discretion, the timing of the amendment and the specific ratio of the reverse stock-split. On August 24, 2016, the Board approved a 1-for-200 reverse stock-split which was effected on September 21, 2016.

 On September 20, 2016, the Company announced that on September 21, 2016 it had filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation (the “Amendment”) to (i) effect a 1-for-200 reverse stock-split (“reverse split”) of its common stock, par value $0.001 per share (the “Common Stock”), effective at 8:00 a.m. Eastern Time on September 21, 2016 (the “Effective Time”). Because the Amendment did not reduce the number of authorized shares of Common Stock, the effect of the Amendment was to increase the number of shares of Common Stock available for issuance relative to the number of shares issued and outstanding.

At the Effective Time, immediately and without further action by the Company’s stockholders, every 200 shares of the Company’s Common Stock issued and outstanding immediately prior to the Effective Time were automatically combined into one share of Common Stock. In the event the reverse split left a stockholder with a fraction of a share, the number of shares due to that stockholder was rounded up. Further, any options, warrants and rights outstanding as of the Effective Time that were subject to adjustment were adjusted in accordance with the terms thereof. These adjustments included, without limitation, changes to the number of shares of Common Stock that would be obtained upon exercise or conversion of such securities, and changes to the applicable exercise or purchase price.

As of September 30, 2016, the Company is authorized to issue 515,000,000 shares of stock, of which 500,000,000 are Common Stock; the remaining 15,000,000 shares, with a par value of $0.001 per shares are blank-check preferred stock which the Board is expressly authorized to issue without stockholder approval, for one or more series of preferred stock and, with respect to each such series, to fix the number of shares constituting such series and the designation of such series, the voting powers, if any, of the shares of such series, and the preferences and relative, participating, optional or other special rights, if any, and any qualifications, limitations or restrictions thereof, of the shares of such series. The powers, preferences and relative, participating, optional and other special rights of each series of preferred stock, and the qualifications, limitations or restrictions thereof, if any, may differ from those of any and all other series at any time outstanding.

As of September 30, 2016, 1,941,061 shares of Common Stock were issued and outstanding. No shares of preferred stock were issued or outstanding.

On January 15, 2016, the Company engaged Dian Griesel International (DGI) for a 12 month long consulting agreement to provide public and investor relations services. The fee for the services is $5,000 per month, plus out-of-pocket expenses. As an origination fee for the agreement, the Board approved the issuance of 1,500 shares of common stock to Ms. Griesel on January 15, 2016. The aggregate value of these shares on the date of grant was $6,900. The agreement with DGI was cancelled in May, 2016.

On April 5, 2016, the Board granted shares of Common Stock to Board members as follows: 5,000 shares to our Chairman, Dr. Smith, 2,500 shares to the Chairman of our Audit Committee, Mr. Harris and 1,250 shares to each of our remaining directors, Messrs. Pappajohn, Follman, McAdoo, Sassine and Votruba. Mr. Votruba’s shares are assigned to RSJ PE, the organization which he represents. These shares, which are fully vested, were valued at $5.10 per share, the closing price of the shares on the day of grant, and were valued in aggregate at $70,100.

Also on April 5, 2016, the Board granted 5,000 shares of Common Stock to each of the two officers of the Company, George Carpenter, CEO and Paul Buck CFO. The shares vest as follows: 50% vested on the date of grant and the remaining 50% vest pro rata over twelve months starting on the date of grant. These shares were valued at $5.10 per share, the closing price of the shares on the date of grant, and were valued in aggregate at $51,000. 50% of the value was expensed on the date of grant and remaining 50%, $25,500, was booked as a prepaid expense and is being amortized evenly over the twelve month vesting period. At September 30, 2016, $12,800 had been amortized leaving $12,700 as a prepaid expense.

On September 19, 2016, the Company entered into the Second Omnibus Amendment, with a majority of over 80% of the noteholders, thereby amending: (i) the Notes, (ii) the Second Amended Note and Warrant Agreement, as amended and (iii) the Warrants. Pursuant to the Second Omnibus Amendment, the Company had the option, exercisable at any time after September 1, 2016, to mandatorily convert all Notes into shares of the Company's common stock at $5.00 per share. The Company exercised the Mandatory Conversion on September 19, 2016 and, on September 21, 2016, (i) converted the entire outstanding principal balance of $6,000,000, plus accrued interest of $317,000 on all of the Notes into 1,263,406 shares of the Company's common stock at a conversion price of $5.00 per share and (ii) cancelled all Warrants (for details refer to Note 3. The Convertible Debt and Equity Financing).

Stock-Option Plans

2006 Stock Incentive Plan

On August 3, 2006, CNS California adopted the CNS California 2006 Stock Incentive Plan (the “2006 Plan”). The 2006 Plan provides for the issuance of awards in the form of restricted shares, stock options (which may constitute incentive stock options (ISO) or non-statutory stock options (NSO), stock appreciation rights and stock unit grants to eligible employees, directors and consultants and is administered by the Board. A total of 3,339 shares of stock were ultimately reserved for issuance under the 2006 Plan. As of September 30, 2016, 355 options were exercised and there were 2,224 options and 31 restricted shares outstanding under the amended 2006 Plan with a residual 729 shares which will not be issued as the 2006 Plan has been frozen. The outstanding options have exercise prices to purchase shares of Common Stock ranging from $720 to $6,540.

2012 Omnibus Incentive Compensation Plan

On March 22, 2012, our Board approved the MYnd Analytics, Inc. 2012 Omnibus Incentive Compensation Plan (the “2012 Plan”), reserved 1,667 shares of stock for issuance and on December 10, 2012, the Board approved the amendment of the 2012 Plan to increase the shares authorized for issuance from 1,667 shares to 27,500 shares. On March 26, 2013, the Board further approved the amendment of the 2012 Plan to increase the shares authorized for issuance from 27,500 shares to 75,000 shares. The 2012 Plan, as amended, was approved by our stockholders at the 2013 annual meeting held on May 23, 2013.

On April 5, 2016, the Board approved a further amendment of the 2012 Plan to increase the Common Stock authorized for issuance from 75,000 shares to 200,000 shares.

On September 22, 2016 the Board amended the 2012 Plan to: (i) increase the total number of shares of Common Stock available for grant under the 2012 Plan from 200,000 shares to an aggregate of 500,000 shares, (ii) add an "evergreen" provision which, on January 1st of each year through 2022, automatically increases the number of shares subject to the 2012 Plan by the lesser of: (a) a number equal to 10% of the shares of Common Stock authorized under the 2012 Plan as of the preceding December 31st, or (b) an amount, or no amount, as determined by the Board, but in no event may the number of shares of Common Stock authorized under the 2012 Plan exceed 885,781 and (iii) increase the annual individual award limits under the 2012 Plan to 100,000 shares of Common Stock, subject to adjustment in accordance with the 2012 Plan. These amendments to the 2012 Plan will require approval by our stockholders at the next Annual Meeting scheduled for November 1, 2016 (refer to Note 11. Subsequent Events).

On January 8, 2015, the Board granted an option to purchase 1,250 shares of its Common Stock pursuant to the 2012 Plan, at an exercise price of $50.00 per share to a consultant. The option vesting is contingent upon the achievement of agreed upon goals.

On August 20, 2015, the Board approved an award of options to purchase 1,250 shares of Common Stock for each of the Company's directors, for an aggregate grant of 8,750 options. The options are exercisable at a price per share of $11.00, the closing price of the Company's common stock on the date of grant, and will vest pro-rata over 36 months.

On August 20, 2015, the Board also approved an award of 3,750 shares of the Company's restricted Common Stock pursuant to the 2012 Plan to Dr. Smith in connection with her appointment as Chairman of the Company's Board. These shares, which are fully vested, were valued at $11.00 per share, the closing price of the shares on the day of grant, and were valued in aggregate at $41,300. The issuance of the shares was processed on October 30, 2015.

On April 5, 2016, the Board granted options to purchase 7,250 shares of Common Stock under the 2012 Plan to staff members and options to purchase 1,000 shares of Common Stock to our consultant, DCA. These options vest pro-rata over 12 months starting on the date of grant. The grants of options to staff and consultant have an exercise price of $5.10 per share, which was the closing price on the OTC.QB of the Company’s Common Stock on the date of grant. The grant of these options is subject to shareholder approval of the expansion of the shares allocated for the 2012 Plan at the next Annual Meeting scheduled for November 1, 2016, (refer to Note 11. Subsequent Events).

On September 22, 2016, the Board granted options to purchase 144,000 shares of Common Stock under the 2012 Plan at an exercise price of $6.00 to certain directors and officers as follows:

•	our Chairman Dr. Smith was granted options to purchase 40,000 shares of Common Stock which vest as follows: (a) 20% vested on the date of grant, (b) 20% vested upon receiving CMS approval to bill Medicare, (c) 20% will vest upon signing a healthcare system to use our PEER technology, (d) 20% will vest upon signing a multi-practitioner group to use our PEER technology, and (e) 20% will vest upon up-listing to an exchange in 1 year;
•	our CEO, George Carpenter, was granted options to purchase 32,000 shares of Common Stock which vest as follows: (a) 25% vested on the date of grant, (b) 25% vested on the date that we received CNS approval to bill Medicare, (c) 25% will vest upon signing a healthcare system to use our PEER technology and (d) 25% will vest upon signing a multi-practitioner group to use our PEER technology;
•	our CFO, Paul Buck, was granted options to purchase 32,000 shares of Common Stock which vest as follows: (a) 25% vested on the date of grant, (b) 25% vested on the date that we received CNS approval to bill Medicare, (c) 25% will vest upon signing a healthcare system to use our PEER technology and (d) 25% will vest upon up-listing to an exchange in 1 year;

•	two of our outgoing directors, Mr. McAdoo and Mr. Sassine, were each granted 20,000 fully vested options to purchase Common Stock.

On September 22, 2016, pursuant to the 2012 Plan, the Board granted shares of Common Stock to Board members as follows: 40,000 shares to our Chairman, Dr. Smith, and 20,000 shares to each of our directors, Messrs. Pappajohn, Follman, Harris and Votruba. Mr. Votruba’s shares are assigned to RSJ PE, the organization which he represents. These shares, which are fully vested, were valued at $6.00 per share, the closing price of the shares on the day of grant, and were valued in aggregate at $720,000. Our outgoing directors, Mr. McAdoo and Mr. Sassine were offered stock, however, elected to each receive 20,000 fully vested options to purchase shares of Common Stock.

On September 29, 2016, pursuant to the 2012 Plan, the Board granted 20,000 fully vested shares of Common Stock to Thomas Tierney who rejoined the Board. These shares were valued at $6.00 per share, the closing price of the shares on the day of grant, and were valued in aggregate at $120,000.

The stock grants on September 22 and 29, 2016, which combined are valued in aggregate at $840,000 are being amortized over the 12-month period that directors are anticipated to serve until the next annual meeting. As of September 30, 2016, $70,000, representing one months of amortization, had been expensed leaving $770,000 as a prepaid expense.

As of September 30, 2016, no options were exercised and options to purchase 220,896 shares of Common Stock were outstanding and 143,750 restricted shares had been issued under the 2012 Option Plan, as amended, leaving 135,354 shares available to be awarded (refer to Note 11. Subsequent Events).

Stock-based compensation expenses are generally recognized over the employees’ or service provider’s requisite service period, generally the vesting period of the award. Stock-based compensation expense included in the accompanying statements of operations for the year ended September 30, 2016 and 2015 is as follows:

	September 30
	2016	2015
Research	$41,600	$41,600
Product Development	47,900	52,300
Sales and marketing	30,200	81,600
General and administrative	638,700	66,200
Total	$758,400	$241,700

Total unrecognized compensation as of September 30, 2016 amounted to $104,400.

A summary of stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price
Outstanding at September 30, 2014	62,120	$168.00
Granted	10,000	16.00
Exercised	-	-
Forfeited	(937)	22.00
Outstanding at September 30, 2015	71,183	$150.00
Granted	152,250	5.95
Exercised	-	-
Forfeited	(313)	3.60
Outstanding at September 30, 2016	223,120	$50.98

Following is a summary of the status of options outstanding at September 30, 2016:

Exercise Price ($)		Number of Shares	Expiration Date	Weighted Average Exercise Price ($)
2012 Omnibus Incentive Compensation Plan
	$5.10	8,250	04/2026	$5.10
	6.00	144,000	09/2026	6.00
	11.00	8,750	08/2025	11.00
	9.44	43,978	12/2022 – 01/2023	9.44
	50.00	13,577	03/2023 – 01/2025	50.00
	52.00	2,125	07/2024	52.00
	600.00	216	03/2022	600.00
2006 Stock Incentive Plan
	$1,800.00	25	11/2016	$1,800.00
	2,400.00	144	03/2019 – 07/2020	2,400.00
	2,820.00	51	03/2021	2,820.00
	3,060.00	7	09/2018	3,060.00
	3,300.00	1,325	03/2020	3,300.00
	4,800.00	24	12/2017	4,800.00
	5,340.00	162	09/2017	5,340.00
	5,760.00	61	04/2018	5,760.00
	6,540.00	425	08/2017	6,540.00
$	Total	223,120	Average	$50.98

Warrants to Purchase Common Stock

The warrant activity for the period starting October 1, 2014, through September 30, 2016, is described as follows:

	Number of Shares		Weighted Average Exercise Price
Outstanding at September 30, 2014	4,078		$614.00
Granted	1,000		50.00
Exercised	—		—
Expired	(1,166)		1,828.00
Outstanding at September 30, 2015	3,912		$106.00
Granted	604,000	(2)	10.00
Exercised	—		—
Expired	(752)		200.00
Forfeited	(600,000	)(2)	10.00
Outstanding at September 30, 2016	7,160		$50.41

Following is a summary of the status of warrants outstanding at September 30, 2016:

Exercise Price		Number of Shares		Expiration Date	Weighted Average Exercise Price
	$9.44	191		03/2018	$9.44
	10.00	4,000	(1)	06/2021	10.00
	50.00	1,161		03/2017 – 07/2017	50.00
	55.00	1,620		06/2018 – 03/2019	55.00
	200.00	104		12/2016 – 01/2017	200.00
	1,800.00	84		07/2017	1,800.00
$	Total	7,160			$50.41

(1)	On June 10, 2016, we issued two warrants, pursuant to a Finder’s Fee Agreement with Maxim Group LLC, to purchase in aggregate 4,000 shares of Common Stock following the introduction of an accredited investor who entered into a Second Amended Note and Warrant Purchase Agreement in the principal amount of $200,000. Each warrant is exercisable, in whole or in part, during the period beginning on the date of its issuance, and ending on the earlier of (i) December 31, 2020 and (ii) the date that is forty-five (45) days following the date on which the daily closing price of shares of the Company's Common Stock quoted on the OTCQB Venture Marketplace (or other bulletin board or exchange on which the Company's Common Stock is traded or listed) exceeds $50.00 for at least ten (10) consecutive trading days. In connection therewith, the Company will promptly notify the Note Warrant holders in the event that the daily closing price of the Company's shares of Common Stock exceeds $50.00 for at least ten (10) consecutive trading days. Pursuant to the Finder’s Fee Agreement, Maxim was also paid $20,000 cash for their efforts.

(2)	Pursuant to the Second Amended Note & Warrant Agreement, dated December 23, 2015, the Company issued an aggregate 600,000 warrants with same terms as the warrants mentioned in (1) above. On September 19, 2016, the Company entered into the Second Omnibus Amendment, with a majority of over 80% of the noteholders, thereby amending: (i) the Notes, (ii) the Second Amended Note and Warrant Agreement, as amended and (iii) the Warrants. Subsequently, the Company exercised the Mandatory Conversion on September 19, 2016, and, on September 21, 2016, (i) converted the entire outstanding principal balance of $6,000,000, plus accrued interest of $317,000 on all of the Notes into 1,263,406 shares of the Company's Common Stock at a conversion price of $5.00 per share and (ii) cancelled all 600,000 issued and outstanding warrants associated with the Notes. (refer to Note 3. Convertible Debt and Equity Financing).

At September 30, 2016, there were warrants outstanding to purchase 7,160 shares of the Company’s Common Stock. The exercise prices of the outstanding warrants range from $9.44 to $1,800 with a weighted average exercise price of $50.41. The warrants expire at various times starting 2016 through 2021.